Net Loss Per Share of Common Share (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Net Loss Per Share of Common Share
Potentially dilutive securities included in calculation	0	0	0	0
Share exchangeable ratio	1	1	1	1